RELATED PARTY TRANSACTIONS (Details) - CAD ($)	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Statement [Line Items]
Balances due to related parties	$ 54,230	$ 147,333	$ 147,333
Hunter Dickinson Services Inc.
Statement [Line Items]
Balances due to related parties	$ 54,230		134,251
Thomas Wilson (CFO Fees) [Member]
Statement [Line Items]
Balances due to related parties			5,496
United Mineral Services Ltd.
Statement [Line Items]
Balances due to related parties			$ 7,586